Note 31 - Fees Paid to the Company's Principal Accountant - Fees Accrued for Professional Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Audit fees	$ 3,804	$ 3,781	$ 3,846
Audit-related fees	220	134	50
Tax fees		102	7
All other fees	5		1
Total	$ 4,029	$ 4,017	$ 3,904